CONTINGENT SHARES AND EARNOUT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2021
CONTINGENT SHARES AND EARNOUT LIABILITIES.
Schedule of Contingent Shares

	2021
Balance at Beginning of Year	$—
Contingent Shares Issued Upon Closing of Business Combination	7,640,334	(i)
Contingent Earnout Issued for Option Right	19,847,000	(ii)
Contingent Shares Issued for Option Right	14,973,000	(iii)
Change in Fair Value of Contingent Liabilities	(4,031,634)
Balance at End of Year	$38,428,700